Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of Cash Flows [Abstract]
NET LOSS BEFORE TAX FOR THE PERIOD	$ (44,492)	$ (39,097)
Adjustments for:
Impairment of intangible asset	19,400	0
Depreciation expense	229	505
Post-employment cost	202	229
Share-based compensation expense	2,864	2,929
Finance expense, net	2,478	1,027
Other operating income	(4,849)	0
Changes in operating assets and liabilities:
Other receivables	3,379	160
Prepaid expenses, deferred costs and other long-term assets	1,605	(2,621)
Other payables and current liabilities	(4,304)	(3,300)
Accrued expenses and other long-term liabilities	(2,483)	64
NET CASH FLOWS USED IN OPERATING ACTIVITIES	(25,971)	(40,104)
Net proceeds from disposal of intangible assets	5,691	0
Payments for plant and equipment	(15)	(10)
NET CASH FLOWS From (USED IN) INVESTING ACTIVITIES	5,676	(10)
Proceeds from issuance of shares	5,664	48,960
Proceeds from issuance of convertible debt	8,610	0
Proceeds from issuance of warrants	915	0
Proceeds from exercise of warrants	0	22,117
Issuance costs related to convertible debt and warrant	(1,696)	0
Share issuance costs	(197)	(1,674)
Principal elements of lease payments	(348)	(337)
Interest paid	(1,921)	(1,127)
NET CASH FLOWS FROM FINANCING ACTIVITIES	11,027	67,939
Net (decrease) increase in cash, cash equivalents and restricted cash	(9,268)	27,825
Cash, cash equivalents and restricted cash at January 1,	54,734	31,183
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(340)	(85)
Cash, cash equivalents and restricted cash at June 30,	45,126	58,923
NON-CASH FINANCING ACTIVITIES
Issuance of common stock (in connection with conversion of convertible debt)	$ 906	$ 0